FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2021	December 31, 2020
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	230,779	483,598
Investments	131,772	133,375
Other assets	48,560	12,210
Amortized cost
Client and trust funds on deposit	1,199,904	973,143
Accounts receivable	242,154	219,074
Other assets	59,172	44,314
Total financial assets	1,898,373	1,865,714

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	774,761	240,516
Amortized cost
Accounts payable and accrued liabilities	351,495	308,797
Provisions and other financial liabilities	177,312	143,036
Dividends payable	71,072	75,297
Client and trust funds payable	1,202,079	961,080
Long-term debt	3,776,038	2,456,116
Total financial liabilities	6,352,757	4,184,842
CI’s investments as at December 31, 2021 and 2020 include CI’s marketable securities, which comprise of seed capital investments in CI’s mutual funds and strategic investments. Mutual fund securities are valued using the net asset value per unit of each fund, which represents the underlying net assets at fair values determined using closing market prices. CI’s mutual fund securities that are valued daily are classified as Level 1 in the fair value hierarchy. Mutual fund securities and strategic investments that are valued less frequently are classified as Level 2 in the fair value hierarchy. CI’s investments as at December 31, 2021, also include securities owned, at market, consisting of money market and equity securities. Money market and equity securities are valued based on quoted prices and are classified as Level 1 in the fair value hierarchy. During the year ended December 31, 2021, a Level 3 investment of $202 was transferred to Level 1 [2020 - no transfers between Level 1, Level 2 and Level 3].
Investments consist of the following as at December 31, 2021:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	116,879	33,278	79,946	3,655
Securities owned, at market	14,893	14,893	—	—
Total investments	131,772	48,171	79,946	3,655
Investments consist of the following as at December 31, 2020:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,126	37,193	77,278	3,655
Securities owned, at market	15,249	15,249	—	—
Total investments	133,375	52,442	77,278	3,655
Included in other assets are long-term private equity strategic investments of $202 [2020 - nil] valued using Level 1 inputs and $48,358 [2020 - $12,210] valued using Level 3 inputs.
Included in provisions and other financial liabilities as at December 31, 2021 is put options payable on non-controlling interests of $427,867 [2020 - $109,394] and contingent consideration payable of $346,894 [2020 - $131,122]. The fair value of the put option payable and contingent consideration payable was determined using a combination of the discounted cash flow or earnings multiple methods, and Monte-Carlo simulations, which are based on significant inputs that are considered Level 3 inputs. This approach also included assumptions regarding the timing in which the minority shareholders will require CI to purchase these non-controlling interests.
In determining fair value of contingent consideration payable, the acquired business’s future performance is estimated using financial projections for the acquired business. These financial projections, as well as alternative scenarios of financial performance, are measured against the performance targets specified in each respective acquisition agreement. In addition, discount rates are established based on the cost of debt and the cost of equity. The fair value of certain put option arrangements includes a projection of future performance, discounted based on the cost of equity and a risk premium. Otherwise, the fair value of put option arrangements is based on the exchange value of the subsidiary redeemable instruments, calculated using an earnings multiple approach.
Significant unobservable inputs include forecasted average annualized earnings growth rate of 13%, discount rates in the range of 4% to 21% and volatility of up to 25% [2020 - forecasted average annualized earnings growth rate of 15%, discount rates 3% to 16% and volatility up to 52%]. The estimated fair value of certain put options payable and contingent consideration payable would increase (decrease) if the forecasted growth rate was higher (lower), if the discount rate was lower (higher) or if volatility was higher (lower).
Long-term debt as at December 31, 2021 includes debentures with a fair value of $3,520,159 [2020 - $2,575,740], as determined by quoted market prices, which have been classified as Level 2 in the fair value hierarchy.